Debt - Additional Information (Detail) $ in Thousands, $ in Thousands																		6 Months Ended
	Jun. 28, 2023 MXN ($)	Jun. 15, 2023 MXN ($)	Jun. 02, 2023 MXN ($)	May 24, 2023 MXN ($)	May 15, 2023 MXN ($)	Apr. 28, 2023 MXN ($)	Apr. 27, 2023 MXN ($)	Feb. 28, 2023 USD ($)	Feb. 24, 2023 MXN ($)	Feb. 22, 2023 MXN ($)	Feb. 17, 2023 USD ($)	Feb. 01, 2023 MXN ($)	Jan. 31, 2023 MXN ($)	Jan. 27, 2023 MXN ($)	Jan. 23, 2023 USD ($)	Jan. 13, 2023 MXN ($)	Jan. 06, 2023 USD ($)	Jun. 30, 2023 MXN ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MXN ($)	Jun. 30, 2023 USD ($)	Mar. 28, 2023 MXN ($)	Mar. 16, 2023 USD ($)	Mar. 13, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jan. 27, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Nov. 12, 2021 MXN ($)	Nov. 12, 2021 USD ($)
Disclosure of long term debt [Line Items]
Domestic net debt																													$ 27,068,400
External net debt																														$ 142,200
Borrowings																		$ 1,621,807,044									$ 1,853,421,785
Line of credit																					$ 7,664,000
Outstanding of revolving credit lines																					132,520
Revolving credit facility amount																					511,209
Repayment of revolving credit lines																		436,838,825	$ 541,555	$ 565,601,629
PMI Trading Ltd
Disclosure of long term debt [Line Items]
Outstanding of revolving credit lines																												$ 162,866
Revolving credit facility available																					$ 92,480
Promissory Note | Twenty Eight Days TIIE Plus 365 Basis Point
Disclosure of long term debt [Line Items]
Borrowings																$ 4,000,000
Maturity																28-day
Interest rate basis spread																36500.00%
Promissory Note | Twenty Eight Days TIIE Plus 275 Basis Point
Disclosure of long term debt [Line Items]
Borrowings												$ 3,000,000		$ 4,000,000
Maturity												28-day		28-day
Interest rate basis spread												27500.00%		27500.00%												27500.00%
Promissory Note | Bond Coupon 10.00% Rate
Disclosure of long term debt [Line Items]
Borrowings													$ 125,000
Coupon rate													10.00%
Bonds issued																									$ 2,000,000
Promissory Note | Thirty Days SOFR Plus 175 Basis Point
Disclosure of long term debt [Line Items]
Borrowings											$ 11,362
Maturity											30-day
Interest rate basis spread											17500.00%
Promissory Note | Twenty Eight Days TIIE Plus 200 Basis Points
Disclosure of long term debt [Line Items]
Borrowings							$ 3,000,000		$ 2,000,000
Maturity							28-day		28-day
Interest rate basis spread							20000.00%		20000.00%
Promissory Note | Twenty Eight Days TIIE Plus 235 Basis Points
Disclosure of long term debt [Line Items]
Borrowings									$ 250,000
Maturity									28-day
Interest rate basis spread									23500.00%
Promissory Note | Twenty Eight Days TIIE Plus 360 Basis Points
Disclosure of long term debt [Line Items]
Borrowings									$ 3,000,000
Maturity									28-day
Interest rate basis spread									3.60%
Promissory Note | Fixed Rate 10.375%
Disclosure of long term debt [Line Items]
Borrowings																							$ 537,500	$ 200,000
Interest rate																							10.375%	10.375%
Promissory Note | Twenty Eight TIIE Plus 240 Basis Points
Disclosure of long term debt [Line Items]
Borrowings			$ 1,500,000
Maturity			28-day
Interest rate basis spread			24000.00%
Credit Line
Disclosure of long term debt [Line Items]
Line of credit maximum borrowing capacity										$ 5,000,000
Credit Line | Ninety Days SOFR Plus 300 Basis Point
Disclosure of long term debt [Line Items]
Line of credit maximum borrowing capacity																	$ 50,000
Maturity																	90-day
Interest rate basis spread																	30000.00%
Credit Line | Ninety Day SOFR Plus 350 Basis Point
Disclosure of long term debt [Line Items]
Line of credit maximum borrowing capacity															$ 750,000
Maturity															90-day
Interest rate basis spread															35000.00%
Credit Line | Ninety Days Plus 26 Basis Point
Disclosure of long term debt [Line Items]
Interest rate basis spread															2600.00%
Credit Line | Ninety One Days TIIE Plus 310 Basis Point
Disclosure of long term debt [Line Items]
Line of credit maximum borrowing capacity																										$ 4,000,000
Maturity														91-day
Interest rate basis spread														31000.00%												31000.00%
Credit Line | Ninety One Days TIIE Plus 320 Basis Points
Disclosure of long term debt [Line Items]
Line of credit maximum borrowing capacity										$ 2,000,000
Maturity										91-day
Interest rate basis spread										3.20%
Credit Line | Ninety One Days TIIE Plus 325 Basis Point
Disclosure of long term debt [Line Items]
Line of credit maximum borrowing capacity										$ 3,000,000
Maturity										91-day
Interest rate basis spread										3.25%
Credit Line | Twenty Eight Days TIIE Plus 200 Basis Points
Disclosure of long term debt [Line Items]
Maturity				28-day
Interest rate basis spread				20000.00%
Revolving credit maximum borrowing capacity				$ 19,000,000
Credit Line | Ninety Days SOFR Plus 450 Basis Point
Disclosure of long term debt [Line Items]
Line of credit maximum borrowing capacity								$ 150,000
Maturity								90-day
Interest rate basis spread								4.50%
Credit Line | Ninety One Days TIIE Plus 350 Basis Point
Disclosure of long term debt [Line Items]
Borrowings						$ 2,000,000
Maturity						91-day
Interest rate basis spread						35000.00%
Credit Line | Ninety One Days TIIE Plus 340 Basis Point
Disclosure of long term debt [Line Items]
Borrowings					$ 2,000,000
Maturity					91-day
Interest rate basis spread					34000.00%
Credit Line | Ninety One Days TIIE Plus 350 Basis Point, Maturing November 2023
Disclosure of long term debt [Line Items]
Borrowings		$ 2,500,000
Maturity		91-day
Interest rate basis spread		35000.00%
Credit Line | Ninety One Days TIIE Plus 350 Basis Point, Maturing October 2023
Disclosure of long term debt [Line Items]
Borrowings		$ 2,000,000
Maturity		91-day
Interest rate basis spread		35000.00%
Lines Of Credit
Disclosure of long term debt [Line Items]
Line of credit																		29,500,000
Available credit lines																		$ 4,000
Monetization of Mexican Government Bonds
Disclosure of long term debt [Line Items]
Borrowings																						$ 9,225,000
Promissory Notes | Twenty Eight Days TIIE Plus 240 Basis Points
Disclosure of long term debt [Line Items]
Borrowings	$ 3,000,000
Maturity	28-day
Interest rate basis spread	24000.00%